SEGMENT REPORTING (Schedule of Segment Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Segment reporting [Line Items]
Revenues from external customers	¥ 455,042	$ 65,540	¥ 616,485	¥ 606,883
Cost of revenues	(286,543)	(41,271)	(353,336)	(274,562)
Gross profit (loss)	168,499	24,269	263,149	332,321
Total assets	3,228,603		3,593,591		$ 465,015
Network [Member]
Segment reporting [Line Items]
Revenues from external customers	443,601		597,746	606,883
Cost of revenues	(247,510)		(321,285)	(274,562)
Gross profit (loss)	196,091		276,461	332,321
Premium cancer hospital [Member]
Segment reporting [Line Items]
Revenues from external customers	11,441		18,739
Cost of revenues	(39,033)		(32,051)
Gross profit (loss)	(27,592)		(13,312)
Operation segment [Member]
Segment reporting [Line Items]
Revenues from external customers	455,042	65,540
Gross profit (loss)	168,499	$ 24,269
Total assets	3,228,603		3,593,591		465,015
Operation segment [Member] | Network [Member]
Segment reporting [Line Items]
Total assets	2,227,718		2,742,272		320,858
Operation segment [Member] | Premium cancer hospital [Member]
Segment reporting [Line Items]
Total assets	¥ 1,000,885		¥ 851,319		$ 144,157